OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES

As of June 30, 2026 and December 31, 2025, other payables and accrued expenses consist of:

	June 30, 2026	December 31, 2025
	(Unaudited)
Advances from unrelated third parties (i)	$359,336	$332,331
Other taxes payable (ii)	2,390,981	2,656,643
Accrued professional fees	225,500	547,350
Amount due to employees (iii)	264,224	275,242
Others	96,857	119,605
	$3,336,898	$3,931,171

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.

(iii)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.